Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Major Components Of Tax Expense (Income)
The following income taxes are recognized in profit or loss:

Income taxes	Years Ended December 31,
in €‘000	2019	2020	2021
Current tax expense:
Current year	1,477	2,746	12,564
Changes in estimates related to prior years	4,450	1,077	2,051
Deferred tax expense:
Origination and reversal of temporary differences	(30,130)	3,700	1,567
Impact of changes in tax rates	3,973	—	—
Recognition of previously unrecognized deferred tax assets	(1,680)	(204)	(5,145)

Income tax (benefit) expense reported in profit or loss	(21,910)	7,319	11,037

Summary Of Reconciliation Of Changes In Deferred Tax Liability (Asset)
The reconciliation of the changes in the net deferred tax asset recognized in the consolidated statement of financial position, net:

in €‘000	2020	2021
Net deferred tax / asset as of January 1,	20,122	16,564
Additions from business combinations	—	(17,725)
Recognized in other comprehensive income	136	202
Recognized in profit or loss	(3,496)	3,577
Foreign currency translation adjustment	(198)	(1,188)

Net deferred tax asset as of December 31,	16,564	1,430

Summary Of Deferred Tax Assets And Liabilities
The deferred tax assets and liabilities relate to the following items:

	December 31,
	2020		2021
in €‘000	Consolidated statement of financial position	Consolidated statement of profit or loss	Consolidated statement of financial position	Consolidated statement of profit or loss
Other assets and prepayments	3,756	1,436	4,644	(337)
Intangible assets	(8,493)	(4,071)	(19,114)	8,769
Trade and other payables	1,536	205	4,637	2,410
Tax loss carry-forward	3,362	(715)	2,887	(475)
Tax step-up	17,000	—	15,600	(1,400)
Other assets non-current	—	—	(5,119)	(5,119)
Other	(597)	(351)	(2,105)	(271)

Deferred tax income		(3,496)		3,577

Net deferred tax asset	16,564		1,430

Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	22,218		26,908
Deferred tax liabilities	(5,654)		(25,478)

Deferred tax assets, net	16,564		1,430

Summary Of Reconciliation Of Income Tax Expense Calculated At Statutory Rate And Recognized In Profit Or Loss Explanatory	The differences between the income tax expense calculated by the applicable tax rate and the effective income tax are as follows:

	Years Ended December 31,
in €‘000	2019	2020	2021
Net income (loss) before tax	(10,245)	22,125	23,824
Applicable tax rate	9.0%	14.5%	14.5%
Tax benefit (expense) applying the Company tax rate	922	(3,208)	(3,454)
Effect of tax losses and tax offsets not recognized as deferred tax assets	2,613	744	(6,327)
Effect on recognition of deferred tax assets, on previous unused tax losses and tax offsets	1,680	204	5,145
Changes in estimates related to prior years	(4,450)	(1,077)	(2,051)
Effect of non-deductible expenses	(147)	(4,527)	(4,132)
Effect of difference to the Group tax rate	610	935	555
Effects of changes in tax rate (deferred tax rate)	3,973	—	—
Other effects	(291)	(389)	(773)
Tax step up	17,000	—	—

Income tax benefit (expense)	21,910	(7,319)	(11,037)

Effective tax rate	213.9%	33.1%	46.3%

Summary Of Tax Loss Carryforwards That Are Not Recognized As Deferred Tax Assets	The periods in which the tax loss carryforwards that are not recognized as deferred tax assets may be used are as follows:

Periods in which tax loss carry-forwards not recognized as deferred tax assets may be used	December 31,
in €‘000	2020	2021
Unlimited	7,272	64,797
will expire within 5 years	16,052	17,169
will expire thereafter	1,612	2,133,690